Trade and other payables	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of trade and other payables [text block]
16 Trade and other payables

As of January 1, 2018, the effects of the application of IFRS 15 are the followings:

(€ million)	Trade payables	Down payments and advances from customers	Down payments and advances from joint venture partners in exploration and production	Other payables	Trade and other payables
Carrying amount at December 31, 2017	10,890	545	252	5,061	16,748
Changes in accounting principles (IFRS 15)				(113)	(113)
Reclassification to other current liabilities (IFRS 15)		(545)		(785)	(1,330)
Carrying amount at January 1, 2018	10,890		252	4,163	15,305

The application of IFRS 15 determined a decrease in the stated amount of payables recognized in connection with lifting imbalances in the Exploration & Production segment for €113 million in applying the sales method in lieu of the entitlement method.

The reclassification to other current liabilities (IFRS 15) related to: (i) lifting imbalances of the Exploration & Production segment recognized by using the sales method for €785 million; (ii) down payments and advances from customers reclassified as liabilities from contracts with customers.

More information about the application of IFRS 9 and IFRS 15 is reported in note 3 — Changes in accounting policies.

The break-down of trade and other payables is the following:

(€ million)	December 31, 2018	December 31, 2017
Trade payables	11,645	10,890
Down payments and advances from customers		545
Down payments and advances from partners in exploration & production activities	207	252
Payables for purchase of non-current assets	2,530	2,094
Payables due to partners in exploration & production activities	1,151	1,968
Other payables	1,214	999
	16,747	16,748

Trade payables were denominated in euro for €6,484 million and in U.S. dollar for €9,403 million.

Because of the short-term maturity and conditions of remuneration of trade payables, the fair values approximated the carrying amounts.

Payables due to related parties are described in note 36 — Transactions with related parties.